Trade and other payables	12 Months Ended
Dec. 31, 2023
Trade and other payables
Trade and other payables

23.  Trade and other payables

	At December 31,
	2023	2022
	$’m	$’m
Trade payables	1,091	1,060
Other payables and accruals including other tax and social security payable	210	220
Payables and accruals for exceptional items	7	13
Related party payables (note 27)	9	5
	1,317	1,298

The fair values of trade and other payables approximate the amounts shown above.

Other payables and accruals mainly comprise accruals for operating expenses. Value added tax payable of $45 million (2022: $45 million) is also included in other payables and accruals.

Trade payables processing

Certain of the Group’s suppliers have access to independent third-party payable processors. The processors allow suppliers, if they choose, to sell their receivables to financial institutions at the sole discretion of both the supplier and the financial institution. We have no involvement in the sale of these receivables and the suppliers are at liberty to use these arrangements if they wish to receive early payment. As the original liability to our suppliers, including amounts due and scheduled payment dates, remains as agreed in our supply agreements and is neither legally extinguished nor substantially modified, the Group continues to present such obligations within trade payables.